DERIVATIVE FINANCIAL INSTRUMENTS (Changes in Fair Value) (Details) - Cash flow hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income, before tax, cash flow hedges, beginning balance	$ (53,318)	$ 22,721
(Decrease)/increase on cash flow hedges, before tax	112,027	(76,039)
Reclassification adjustments on cash flow hedges, before tax	0	0
Other comprehensive income, before tax, cash flow hedges, ending balance	58,709	(53,318)
Accumulated other comprehensive income, tax, beginning balance	16,023	(6,824)
Gains (losses) on cash flow hedges, tax	(33,640)	22,847
Reclassification adjustments on exchange differences on translation, tax	0	0
Accumulated other comprehensive income, tax, ending balance	(17,617)	16,023
Other comprehensive income, net of tax, cash flow hedges, beginning balance	(37,295)	15,897
Gains (losses) on cash flow hedges, net of tax	78,387	(53,192)
Reclassification adjustments on cash flow hedges, net of tax	0	0
Other comprehensive income, net of tax, cash flow hedges, ending balance	41,092	(37,295)
Foreign Exchange Derivatives
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income, before tax, cash flow hedges, beginning balance	(52,439)	22,721
(Decrease)/increase on cash flow hedges, before tax	111,195	(75,160)
Reclassification adjustments on cash flow hedges, before tax	0	0
Other comprehensive income, before tax, cash flow hedges, ending balance	58,756	(52,439)
Accumulated other comprehensive income, tax, beginning balance	15,724	(6,824)
Gains (losses) on cash flow hedges, tax	(33,359)	22,548
Reclassification adjustments on exchange differences on translation, tax	0	0
Accumulated other comprehensive income, tax, ending balance	(17,635)	15,724
Other comprehensive income, net of tax, cash flow hedges, beginning balance	(36,715)	15,897
Gains (losses) on cash flow hedges, net of tax	77,836	(52,612)
Reclassification adjustments on cash flow hedges, net of tax	0	0
Other comprehensive income, net of tax, cash flow hedges, ending balance	41,121	(36,715)
Commodity Derivatives
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income, before tax, cash flow hedges, beginning balance	(879)	0
(Decrease)/increase on cash flow hedges, before tax	832	(879)
Reclassification adjustments on cash flow hedges, before tax	0	0
Other comprehensive income, before tax, cash flow hedges, ending balance	(47)	(879)
Accumulated other comprehensive income, tax, beginning balance	299	0
Gains (losses) on cash flow hedges, tax	(281)	299
Reclassification adjustments on exchange differences on translation, tax	0	0
Accumulated other comprehensive income, tax, ending balance	18	299
Other comprehensive income, net of tax, cash flow hedges, beginning balance	(580)	0
Gains (losses) on cash flow hedges, net of tax	551	(580)
Reclassification adjustments on cash flow hedges, net of tax	0	0
Other comprehensive income, net of tax, cash flow hedges, ending balance	$ (29)	$ (580)